Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
As required and set forth by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation paid to our named executive officers and the financial performance of the Company.
Pay Versus Performance Table

		Summary Compensation Table Total for:		Compensation Actually Paid to:			[d]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers [e]		Value of Initial Fixed $100 Investment based on:				Company-Selected Measure			[i]
Year		Co-PEO 1	Co-PEO 2	Co-PEO 1	[f]	Co-PEO 2	[f]			[f]	Total Shareholder Return	Peer Group Total Shareholder Return	[g]	Net Income (Loss)	5-Year CAGR in Book Value Per Share	[h]	5-Year CAGR in Total Shareholder Return	[h]
2022	[a]	$3,991,434	$3,981,772	$4,200,033		$4,190,371		$1,668,541	$1,741,110		$115.25	$144.76		($101,203,000)	7%		3%
2021	[b]	$4,639,603	$4,630,441	$5,625,544		$5,616,382		$2,027,504	$2,324,107		$107.95	$125.88		$2,447,735,000	11%		6%
2020	[c]	$4,183,420	$4,192,222	$3,712,379		$3,721,181		$1,893,420	$1,766,975		$90.39	$103.11		$831,767,000	10%		3%

[a]    The named executive officers for the 2022 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Michael R. Heaton, Robert C. Cox and Richard R. Grinnan as the non-PEO named executive officers.
[b]    The named executive officers for the 2021 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Michael R. Heaton, Robert C. Cox and Bradley J. Kiscaden as the non-PEO named executive officers.
[c]    The named executive officers for the 2020 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Robert C. Cox, Bradley J. Kiscaden and Richard R. Grinnan as the non-PEO named executive officers.
[d]    The amounts set out in these columns (i) represent the amounts of “compensation actually paid” to Co-PEO 1 and Co-PEO 2, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual amounts of compensation earned by or paid to Co-PEO 1 or Co-PEO 2 during the applicable fiscal year.
[e]    The amounts set out in this column (i) represent the average amounts of “compensation actually paid” to the non-PEO named executed officers, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual average amounts of compensation earned by or paid to the non-PEO named executive officers during the applicable fiscal year.
[f]    The amounts set out in the table below have been deducted from or added to the Total Compensation reported in the Summary Compensation Table for each named executive officer to determine Compensation Actually Paid:

		Starting Amount:	Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2022	Co-PEO 1	$3,991,434	$2,100,000	$1,844,486	$318,514	$145,599	$4,200,033
	Co-PEO 2	$3,981,772	$2,100,000	$1,844,486	—	$464,113	$4,190,371
	Non-PEO NEOs*	$1,668,541	$615,625	$579,366	$79,545	$29,283	$1,741,110

2021	Co-PEO 1	$4,639,603	$2,362,500	$2,312,516	$748,812	$287,113	$5,625,544
	Co-PEO 2	$4,630,441	$2,362,500	$2,312,516	$748,812	$287,113	$5,616,382
	Non-PEO NEOs*	$2,027,504	$698,438	$683,328	$217,760	$93,953	$2,324,107

2020	Co-PEO 1	$4,183,420	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,712,379
	Co-PEO 2	$4,192,222	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,721,181
	Non-PEO NEOs*	$1,893,420	$625,625	$597,506	($95,614)	($2,712)	$1,766,975

	* As an average.
[g]    Dow Jones U.S. Property & Casualty Insurance Companies Index
[h]    The term CAGR means compound annual growth rate.
[i]    These Company-selected financial performance measures represent the most important, and only, financial performance measures used by the Company and are weighted equally to link compensation actually paid to the Company’s named executed officers, for the most recently completed fiscal year, to the Company’s performance.

Named Executive Officers, Footnote [Text Block]		The named executive officers for the 2022 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Michael R. Heaton, Robert C. Cox and Richard R. Grinnan as the non-PEO named executive officers.		The named executive officers for the 2021 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Michael R. Heaton, Robert C. Cox and Bradley J. Kiscaden as the non-PEO named executive officers.		The named executive officers for the 2020 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Robert C. Cox, Bradley J. Kiscaden and Richard R. Grinnan as the non-PEO named executive officers.
Peer Group Issuers, Footnote [Text Block]		Dow Jones U.S. Property & Casualty Insurance Companies Index
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts set out in the table below have been deducted from or added to the Total Compensation reported in the Summary Compensation Table for each named executive officer to determine Compensation Actually Paid:

		Starting Amount:	Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2022	Co-PEO 1	$3,991,434	$2,100,000	$1,844,486	$318,514	$145,599	$4,200,033
	Co-PEO 2	$3,981,772	$2,100,000	$1,844,486	—	$464,113	$4,190,371
	Non-PEO NEOs*	$1,668,541	$615,625	$579,366	$79,545	$29,283	$1,741,110

2021	Co-PEO 1	$4,639,603	$2,362,500	$2,312,516	$748,812	$287,113	$5,625,544
	Co-PEO 2	$4,630,441	$2,362,500	$2,312,516	$748,812	$287,113	$5,616,382
	Non-PEO NEOs*	$2,027,504	$698,438	$683,328	$217,760	$93,953	$2,324,107

2020	Co-PEO 1	$4,183,420	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,712,379
	Co-PEO 2	$4,192,222	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,721,181
	Non-PEO NEOs*	$1,893,420	$625,625	$597,506	($95,614)	($2,712)	$1,766,975

	* As an average.

Non-PEO NEO Average Total Compensation Amount		$ 1,668,541	[1]	$ 2,027,504	[2]	$ 1,893,420	[3]
Non-PEO NEO Average Compensation Actually Paid Amount	[4],[5]	$ 1,741,110	[1]	2,324,107	[2]	1,766,975	[3]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts set out in the table below have been deducted from or added to the Total Compensation reported in the Summary Compensation Table for each named executive officer to determine Compensation Actually Paid:

		Starting Amount:	Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2022	Co-PEO 1	$3,991,434	$2,100,000	$1,844,486	$318,514	$145,599	$4,200,033
	Co-PEO 2	$3,981,772	$2,100,000	$1,844,486	—	$464,113	$4,190,371
	Non-PEO NEOs*	$1,668,541	$615,625	$579,366	$79,545	$29,283	$1,741,110

2021	Co-PEO 1	$4,639,603	$2,362,500	$2,312,516	$748,812	$287,113	$5,625,544
	Co-PEO 2	$4,630,441	$2,362,500	$2,312,516	$748,812	$287,113	$5,616,382
	Non-PEO NEOs*	$2,027,504	$698,438	$683,328	$217,760	$93,953	$2,324,107

2020	Co-PEO 1	$4,183,420	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,712,379
	Co-PEO 2	$4,192,222	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,721,181
	Non-PEO NEOs*	$1,893,420	$625,625	$597,506	($95,614)	($2,712)	$1,766,975

	* As an average.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Financial Performance Measures Used by the Company to Link Compensation Actually Paid to Company’s Performance

5-year CAGR in the Company’s book value per share
5-year CAGR in the Company’s total shareholder return

Total Shareholder Return Amount		$ 115.25	[1]	107.95	[2]	90.39	[3]
Peer Group Total Shareholder Return Amount	[6]	144.76	[1]	125.88	[2]	103.11	[3]
Net Income (Loss)		$ (101,203,000)	[1]	$ 2,447,735,000	[2]	$ 831,767,000	[3]
Company Selected Measure Amount	[7],[8]	0.07	[1]	0.11	[2]	0.10	[3]
Additional 402(v) Disclosure [Text Block]		The following graphs represent the relationship between “compensation actually paid,” as reflected in the Pay Versus Performance Table, to the Company’s Co-PEOs and other named executive officers (expressed as an average) and the performance measures included in the Pay Versus Performance Table (Total Shareholder Return, Peer Group Total Shareholder Return, Net Income, 5-Year CAGR in Book Value Per Share and 5-Year CAGR in Total Shareholder Return).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	[7],[8]	0.03	[1]	0.06	[2]	0.03	[3]
Co-PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,991,434	[1]	$ 4,639,603	[2]	$ 4,183,420	[3]
PEO Actually Paid Compensation Amount	[4],[9]	$ 4,200,033	[1]	$ 5,625,544	[2]	$ 3,712,379	[3]
PEO Name		Thomas S. Gayner		Thomas S. Gayner		Thomas S. Gayner
Co-PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,981,772	[1]	$ 4,630,441	[2]	$ 4,192,222	[3]
PEO Actually Paid Compensation Amount	[4],[9]	$ 4,190,371	[1]	$ 5,616,382	[2]	$ 3,721,181	[3]
PEO Name		Richard R. Whitt, III		Richard R. Whitt, III		Richard R. Whitt, III
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		5-year CAGR in the Company’s book value per share
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		5-year CAGR in the Company’s total shareholder return
PEO [Member] | Co-PEO 1 [Member] | The Grant Date Fair Value of All Stock Awards Granted in the Applicable Year, as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,100,000		$ 2,362,500		$ 2,100,000
PEO [Member] | Co-PEO 1 [Member] | The Fair Value as of the End of the Covered Fiscal Year of All Stock Awards Granted During the Covered Fiscal Year That were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,844,486		2,312,516		2,005,635
PEO [Member] | Co-PEO 1 [Member] | The Change as of the End of the Covered Fiscal Year in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		318,514		748,812		(342,575)
PEO [Member] | Co-PEO 1 [Member] | The Change as of the Vesting Date in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		145,599		287,113		(34,101)
PEO [Member] | Co-PEO 2 [Member] | The Grant Date Fair Value of All Stock Awards Granted in the Applicable Year, as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,100,000		2,362,500		2,100,000
PEO [Member] | Co-PEO 2 [Member] | The Fair Value as of the End of the Covered Fiscal Year of All Stock Awards Granted During the Covered Fiscal Year That were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,844,486		2,312,516		2,005,635
PEO [Member] | Co-PEO 2 [Member] | The Change as of the End of the Covered Fiscal Year in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		748,812		(342,575)
PEO [Member] | Co-PEO 2 [Member] | The Change as of the Vesting Date in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		464,113		287,113		(34,101)
Non-PEO NEO [Member] | The Grant Date Fair Value of All Stock Awards Granted in the Applicable Year, as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		615,625		698,438		625,625
Non-PEO NEO [Member] | The Fair Value as of the End of the Covered Fiscal Year of All Stock Awards Granted During the Covered Fiscal Year That were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		579,366		683,328		597,506
Non-PEO NEO [Member] | The Change as of the End of the Covered Fiscal Year in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		79,545		217,760		(95,614)
Non-PEO NEO [Member] | The Change as of the Vesting Date in Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 29,283		$ 93,953		$ (2,712)

[1]	The named executive officers for the 2022 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Michael R. Heaton, Robert C. Cox and Richard R. Grinnan as the non-PEO named executive officers.
[2]	The named executive officers for the 2021 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Michael R. Heaton, Robert C. Cox and Bradley J. Kiscaden as the non-PEO named executive officers.
[3]	The named executive officers for the 2020 fiscal year included Thomas S. Gayner, as Co-PEO 1, and Richard R. Whitt, III, as Co-PEO 2, and Jeremy A. Noble, Robert C. Cox, Bradley J. Kiscaden and Richard R. Grinnan as the non-PEO named executive officers.
[4]	The amounts set out in the table below have been deducted from or added to the Total Compensation reported in the Summary Compensation Table for each named executive officer to determine Compensation Actually Paid:

		Starting Amount:	Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change (positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The change (positive or negative) as of the vesting date (from the end of the prior fiscal year) in fair value of any stock awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year
							Compensation Actually Paid
2022	Co-PEO 1	$3,991,434	$2,100,000	$1,844,486	$318,514	$145,599	$4,200,033
	Co-PEO 2	$3,981,772	$2,100,000	$1,844,486	—	$464,113	$4,190,371
	Non-PEO NEOs*	$1,668,541	$615,625	$579,366	$79,545	$29,283	$1,741,110

2021	Co-PEO 1	$4,639,603	$2,362,500	$2,312,516	$748,812	$287,113	$5,625,544
	Co-PEO 2	$4,630,441	$2,362,500	$2,312,516	$748,812	$287,113	$5,616,382
	Non-PEO NEOs*	$2,027,504	$698,438	$683,328	$217,760	$93,953	$2,324,107

2020	Co-PEO 1	$4,183,420	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,712,379
	Co-PEO 2	$4,192,222	$2,100,000	$2,005,635	($342,575)	($34,101)	$3,721,181
	Non-PEO NEOs*	$1,893,420	$625,625	$597,506	($95,614)	($2,712)	$1,766,975

	* As an average.

[5]	The amounts set out in this column (i) represent the average amounts of “compensation actually paid” to the non-PEO named executed officers, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual average amounts of compensation earned by or paid to the non-PEO named executive officers during the applicable fiscal year.
[6]	Dow Jones U.S. Property & Casualty Insurance Companies Index
[7]	The term CAGR means compound annual growth rate.
[8]	These Company-selected financial performance measures represent the most important, and only, financial performance measures used by the Company and are weighted equally to link compensation actually paid to the Company’s named executed officers, for the most recently completed fiscal year, to the Company’s performance.
[9]	The amounts set out in these columns (i) represent the amounts of “compensation actually paid” to Co-PEO 1 and Co-PEO 2, as computed in accordance with Item 402(v) of Regulation S-K, and (ii) do not reflect the actual amounts of compensation earned by or paid to Co-PEO 1 or Co-PEO 2 during the applicable fiscal year.